Contingent consideration, ARTMS (Details) $ in Millions		12 Months Ended
	Apr. 11, 2024 AUD ($)	Dec. 31, 2024 AUD ($)	Apr. 11, 2024 USD ($)
Future Payment Contingent on Milestone [Abstract]
Acquisition of contingent consideration for future earn-out payments	$ 37,000,000		$ 24.5
Date of termination of earn-outs	10 years
Percentage of post-tax discount rate contingent consideration	15.00%
Risk Adjusted Post Tax Discount Rate [Member]
Contingent Consideration Valuation [Abstract]
Amount of increase (decrease) in post-tax discount rate would (decrease) increase contingent consideration		$ 235,000
Expected Sales Volumes ARTMS and Telix Products [Member]
Contingent Consideration Valuation [Abstract]
Amount of increase (decrease) in sales volumes would increase (decrease) contingent consideration		1,083,000
Net Sales Price Per Unit [Member]
Contingent Consideration Valuation [Abstract]
Amount of increase (decrease) in net sales price per unit would increase (decrease) contingent consideration		1,020,000
Milestone achievement probability of success factor [Member]
Contingent Consideration Valuation [Abstract]
Amount of increase (decrease) in probability of success factor would increase (decrease) contingent consideration		$ 2,709,000